RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - FAIR VALUES AND AMOUNTS OF GAINS AND LOSSES ON QUALIFYING AND NON-QUAIFYING FINANCIAL INSTRUMENTS USED IN HEDGING TRANSACTIONS (DETAILS) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010
Derivatives in Cash Flow Hedging Relationships
Notional Amount	$ 847		$ 733
Fair Value Asset (Liability)	(114)		(167)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	50		53
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(50)	[1]	(132)	[1]
Derivatives in Cash Flow Hedging Relationships | Interest Rate
Notional Amount	0		0
Fair Value Asset (Liability)	0		0
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	15		19
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	7	[1]	(8)	[1]
Derivatives in Cash Flow Hedging Relationships | Foreign currency hedges
Notional Amount	831		690
Fair Value Asset (Liability)	(118)		(177)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	32		23
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(77)	[1]	(48)	[1]
Derivatives in Cash Flow Hedging Relationships | Commodities
Notional Amount	16		43
Fair Value Asset (Liability)	4		10
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	3		11
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	20	[1]	(76)	[1]
Derivatives in Net Investment Hedging Relationships
Notional Amount	1,540		1,586
Fair Value Asset (Liability)	(138)		(9)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	(88)		(8)
Amount of Gain (Loss) Recognized in Income	0	[2]	3	[2]
Derivatives in Fair Value Hedging Relationships
Amount of Gain (Loss) Recognized in Income	3	[2]	(5)	[2]
Derivatives in Fair Value Hedging Relationships | Interest Rate
Notional Amount	10,308		7,942
Fair Value Asset (Liability)	163		191
Amount of Gain (Loss) Recognized in Income	(28)	[2]	191	[2]
Derivatives in Fair Value Hedging Relationships | Debt
Amount of Gain (Loss) Recognized in Income	31	[2]	(196)	[2]
Derivatives Not Designated as Hedging Instruments
Notional Amount	14,996		11,864
Fair Value Asset (Liability)	138		(94)
Amount of Gain (Loss) Recognized in Income	1,362	[3]	(813)	[3]
Derivatives Not Designated as Hedging Instruments | Foreign currency hedges
Notional Amount	14,957		11,845
Fair Value Asset (Liability)	139		(94)
Amount of Gain (Loss) Recognized in Income	1,359	[3],[4]	(814)	[3],[4]
Derivatives Not Designated as Hedging Instruments | Commodities
Notional Amount	39		19
Fair Value Asset (Liability)	(1)		0
Amount of Gain (Loss) Recognized in Income	$ 3	[3]	$ 1	[3]

[1]	The gain or loss on the effective portion of cash flow hedging relationships is reclassified from accumulated OCI into net income in the same period during which the related item affects earnings. Such amounts are included in the Consolidated Statements of Earnings as follows: interest rate contracts in interest expense, foreign currency contracts in selling, general and administrative and interest expense, and commodity contracts in cost of products sold.
[2]	The gain or loss on the ineffective portion of interest rate contracts and net investment hedges, if any, is included in the Consolidated Statements of Earnings in interest expense.
[3]	The gain or loss on contracts not designated as hedging instruments is included in the Consolidated Statements of Earnings as follows: foreign currency contracts in selling, general and administrative expense and commodity contracts in cost of products sold.
[4]	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.